Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of property and equipment
Buildings	10 years to 50 years
Electronic devices and other general equipment	2 years to 5 years
Leasehold improvements	Over the shorter of lease term or the estimated useful lives of the assets